Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses [Line Items]
Vessel related	$ (57,132)	$ (24,999)
Finance related	(46,048)	(27,560)
Administrative related	(15,739)	(13,502)
Corporate income tax payable	(212)	(10)
Accrued expenses	(119,131)	(66,071)
Gimi conversion
Accrued Expenses [Line Items]
Vessel related	(19,300)	(13,600)
MKII FLNG
Accrued Expenses [Line Items]
Vessel related	$ (13,900)	$ (2,100)